Finance debt - Non-current finance debt (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Unsecured bonds	$ 23,274	$ 21,336
Unsecured loans	91	200
Secured loans	2,734	0
Non-current finance debt due within one year	2,336	2,175
Non-current finance debt	23,763	19,361	$ 22,230
Total
Disclosure of financial liabilities [line items]
Total borrowings	26,099	21,536
United States Dollar (USD)
Disclosure of financial liabilities [line items]
Unsecured bonds	15,028	13,288
Secured loans	2,667	0
United States Dollar (USD) | Unsecured bonds
Disclosure of financial liabilities [line items]
Unsecured bonds	15,028
Euro (EUR)
Disclosure of financial liabilities [line items]
Unsecured bonds	6,298	6,239
Secured loans	67	0
Great Britain Pound (GBP)
Disclosure of financial liabilities [line items]
Unsecured bonds	1,850	1,721
Norwegian Kroner (NOK)
Disclosure of financial liabilities [line items]
Unsecured bonds	99	88
Brazilian real (BRL)
Disclosure of financial liabilities [line items]
Unsecured loans	27	136
Japanese Yen (JPY)
Disclosure of financial liabilities [line items]
Unsecured loans	64	64
Fair value based on level 2 inputs
Disclosure of financial liabilities [line items]
Unsecured bonds	22,241	19,975
Unsecured loans	96	208
Secured loans	2,734	0
Non-current finance debt due within one year	2,332	2,191
Non-current finance debt	22,739	17,992
Fair value based on level 2 inputs | Total
Disclosure of financial liabilities [line items]
Total borrowings	25,071	20,183
Fair value based on level 2 inputs | United States Dollar (USD)
Disclosure of financial liabilities [line items]
Unsecured bonds	14,264	12,169
Secured loans	2,667	0
Fair value based on level 2 inputs | Euro (EUR)
Disclosure of financial liabilities [line items]
Unsecured bonds	5,880	5,856
Secured loans	67	0
Fair value based on level 2 inputs | Great Britain Pound (GBP)
Disclosure of financial liabilities [line items]
Unsecured bonds	1,996	1,863
Fair value based on level 2 inputs | Norwegian Kroner (NOK)
Disclosure of financial liabilities [line items]
Unsecured bonds	101	87
Fair value based on level 2 inputs | Brazilian real (BRL)
Disclosure of financial liabilities [line items]
Unsecured loans	27	136
Fair value based on level 2 inputs | Japanese Yen (JPY)
Disclosure of financial liabilities [line items]
Unsecured loans	$ 69	$ 72
Weighted average
Disclosure of financial liabilities [line items]
Interest rate in %	3.54%	3.44%
Weighted average | United States Dollar (USD) | Unsecured bonds
Disclosure of financial liabilities [line items]
Interest rate in %	4.12%	3.93%
Weighted average | United States Dollar (USD) | Secured loans
Disclosure of financial liabilities [line items]
Interest rate in %	3.66%	0.00%
Weighted average | Euro (EUR) | Unsecured bonds
Disclosure of financial liabilities [line items]
Interest rate in %	1.34%	1.51%
Weighted average | Euro (EUR) | Secured loans
Disclosure of financial liabilities [line items]
Interest rate in %	1.78%	0.00%
Weighted average | Great Britain Pound (GBP) | Unsecured bonds
Disclosure of financial liabilities [line items]
Interest rate in %	6.08%	6.08%
Weighted average | Norwegian Kroner (NOK) | Unsecured bonds
Disclosure of financial liabilities [line items]
Interest rate in %	4.27%	4.27%
Weighted average | Brazilian real (BRL) | Unsecured loans
Disclosure of financial liabilities [line items]
Interest rate in %	12.74%	10.05%
Weighted average | Japanese Yen (JPY) | Unsecured loans
Disclosure of financial liabilities [line items]
Interest rate in %	4.30%	4.30%